SEI DAILY INCOME TRUST

Treasury Fund
Treasury II Fund
(the "Funds")

Supplement Dated March 31, 2017
to the Class F Prospectus (the "Prospectus") and Statement of Additional Information ("SAI"),
each dated May 31, 2016, as amended December 30, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

Notification to Re-Open the Funds to Eligible New Investors

At a meeting held on March 28, 2017, the Board of Trustees of SEI Daily Income Trust approved the re-opening of the Funds to eligible new investors effective April 1, 2017.

On the cover page of the Prospectus, the references to "(Closed to new investors)," under the headings titled "Treasury Fund" and "Treasury II Fund" are hereby deleted.

In addition, in the table of contents of the Prospectus, the section titled "Funds Closed to New Investors" is hereby deleted.

In addition, the section of the Prospectus titled "Funds Closed to New Investors" and the paragraph thereunder are hereby deleted.

In addition, on the cover page of the SAI, the references to "(closed to new investors)," adjacent to the headings titled "Treasury Fund" and "Treasury II Fund" are hereby deleted.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1092 (3/17)